Condensed Consolidated Statement of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Income, financing and brokerage	$ 3,021,874	$ 3,113,693			$ 9,702,278	$ 9,566,571
Income from rental property	2,311,855				2,311,855
Total revenues	5,333,729	3,113,693			12,014,133	9,566,571	$ 12,787,262	$ 11,800,228
Cost of revenue, financing and brokerage	700,901	602,641			2,077,306	1,727,626	2,358,114	3,497,364
Gross profit	4,632,828	2,511,052			9,936,827	7,838,945	10,429,148	8,302,864
Operating expenses:
General and administrative expenses	7,134,472	1,916,196			11,315,716	5,571,086	7,814,809	5,318,338
Provision for credit losses	491,918	543,902			1,539,292	3,106,144	4,019,840	5,561,517
Professional fees	717,538	610,057			2,044,950	1,757,637	2,517,381	1,728,146
Total operating expense	8,343,928	3,070,155			14,899,958	10,434,867	14,352,030	12,608,001
Loss from operations	(3,711,100)	(559,103)			(4,963,131)	(2,595,922)	(3,922,882)	(4,305,137)
Other income (expense):
Interest expense	(2,715,575)	(1,251,370)			(5,498,192)	(3,379,040)	(4,643,396)	(3,350,913)
Loss on write down of investment		(232)				(1,917)	(1,917)	(17,157)
Other losses	(79,616)	(7,602)			(27,494)	(19,756)
Total other income (expenses)	(2,795,191)	(1,259,204)			(5,525,686)	(3,400,713)	(4,679,843)	(3,368,070)
Net loss before income taxes	(6,506,291)	(1,818,307)			(10,488,817)	(5,996,635)	(8,602,725)	(7,673,207)
Income tax provision	(11,084)				(11,084)		(56,055)
Net loss	(6,517,375)	(1,818,307)	$ (2,072,900)	$ (2,105,881)	(10,499,901)	(5,996,635)	(8,658,780)	(7,673,207)
Net income attributable to noncontrolling interest	(472,307)				(472,307)
Net income attributable to redeemable noncontrolling interest	(96,482)				(96,482)
Net loss	(7,086,164)	(1,818,307)			(11,068,690)	(5,996,635)
Deemed dividend from conversion of preferred stock	(3,700,000)				(3,700,000)
Dividend on preferred stock	(262,347)	(108,825)			(611,559)	(323,771)
Net loss applicable to common stockholders	$ (11,048,511)	$ (1,927,132)			$ (15,380,249)	$ (6,320,406)	$ (9,121,376)	$ (7,821,162)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.02)			$ (0.12)	$ (0.07)	$ (0.10)	$ (0.11)
Weighted-average common shares outstanding - basic and diluted	183,789,802	93,279,734			132,552,248	91,789,844	92,638,720	68,039,666
Comprehensive loss:
Net loss	$ (6,517,375)	$ (1,818,307)			$ (10,499,901)	$ (5,996,635)	$ (9,121,376)	$ (7,821,162)
Unrealized gain (loss) on foreign currency translation		(580)			2,480	(1,033)	2,671
Total comprehensive loss	$ (6,517,375)	$ (1,818,887)			$ (10,497,421)	$ (5,997,668)	$ (9,118,705)	$ (7,821,162)